Quarterly Holdings Report
for
Fidelity® Short-Term Treasury Bond Index Fund
May 31, 2023
STD-NPRT1-0723
1.832122.117
U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
6% 2/15/26	69,750,000	73,074,023
6.5% 11/15/26	15,700,000	16,964,586
6.625% 2/15/27	43,850,000	47,877,006
6.875% 8/15/25	8,850,000	9,333,293
7.5% 11/15/24	71,250,000	74,016,504
U.S. Treasury Notes:
0.125% 10/15/23	34,000	33,349
0.125% 1/15/24	685,000	663,246
0.25% 11/15/23	49,000	47,878
0.25% 3/15/24	3,734,000	3,591,350
0.25% 5/15/24	4,000	3,814
0.25% 6/15/24	80,302,000	76,337,089
0.25% 5/31/25	70,999,000	65,385,642
0.25% 6/30/25	186,797,000	171,787,576
0.25% 7/31/25	73,459,000	67,335,503
0.25% 8/31/25	1,777,000	1,624,497
0.25% 9/30/25	73,948,000	67,538,210
0.25% 10/31/25	65,108,000	59,240,650
0.375% 4/15/24	2,574,000	2,467,420
0.375% 7/15/24	53,839,000	51,117,607
0.375% 8/15/24	101,964,000	96,495,384
0.375% 9/15/24	28,200,000	26,614,851
0.375% 4/30/25	48,530,000	44,920,581
0.375% 11/30/25	74,272,000	67,631,039
0.375% 12/31/25	101,056,000	91,905,694
0.375% 1/31/26	53,641,000	48,620,538
0.375% 7/31/27	69,145,000	59,883,352
0.375% 9/30/27	57,950,000	49,963,766
0.5% 3/31/25	30,156,000	28,048,614
0.5% 2/28/26	126,901,000	115,113,087
0.5% 5/31/27	38,450,000	33,643,750
0.5% 6/30/27	40,100,000	35,002,914
0.5% 8/31/27	4,638,000	4,030,168
0.5% 10/31/27	45,750,000	39,559,453
0.625% 10/15/24	43,650,000	41,215,148
0.625% 7/31/26	59,512,000	53,567,774
0.625% 3/31/27	42,900,000	37,919,578
0.625% 11/30/27	30,850,000	26,779,246
0.625% 12/31/27	72,400,000	62,699,531
0.75% 11/15/24	31,100,000	29,345,766
0.75% 3/31/26	37,599,000	34,314,962
0.75% 4/30/26	111,232,000	101,199,395
0.75% 5/31/26	28,334,000	25,721,959
0.75% 8/31/26	74,005,000	66,723,023
0.75% 1/31/28	70,000,000	60,880,859
0.875% 6/30/26	58,618,000	53,381,306
0.875% 9/30/26	6,650,000	6,013,314
1% 12/15/24	26,845,000	25,364,330
1.125% 1/15/25	49,688,000	46,951,278
1.125% 2/28/25	33,469,000	31,544,533
1.125% 10/31/26	52,000,000	47,305,781
1.125% 2/29/28	6,900,000	6,098,414
1.25% 8/31/24	18,918,000	18,072,602
1.25% 11/30/26	33,550,000	30,594,717
1.25% 12/31/26	54,250,000	49,420,478
1.25% 3/31/28	77,550,000	68,828,654
1.25% 4/30/28	62,800,000	55,649,140
1.25% 5/31/28	111,100,000	98,306,141
1.375% 1/31/25	19,747,000	18,722,624
1.5% 2/29/24	2,100,000	2,042,004
1.5% 9/30/24	11,902,000	11,387,331
1.5% 10/31/24	24,948,000	23,825,340
1.5% 11/30/24	20,762,000	19,792,836
1.5% 2/15/25	650,000	617,068
1.5% 1/31/27	43,913,000	40,273,024
1.625% 10/31/23	1,735,000	1,708,433
1.625% 2/15/26	18,261,000	17,102,568
1.625% 5/15/26	1,845,000	1,720,679
1.625% 10/31/26	30,150,000	27,904,060
1.75% 6/30/24	14,133,000	13,630,616
1.75% 7/31/24	24,888,000	23,968,311
1.75% 12/31/24	38,806,000	37,073,373
1.875% 8/31/24	3,571,000	3,437,645
1.875% 7/31/26	8,900,000	8,340,273
1.875% 2/28/27	23,400,000	21,731,836
2% 4/30/24	1,027,000	997,032
2% 5/31/24	28,000	27,127
2% 6/30/24	32,927,000	31,841,438
2% 2/15/25	7,900,000	7,565,484
2% 8/15/25	22,242,000	21,166,391
2.125% 11/30/23	45,000	44,292
2.125% 3/31/24	3,669,000	3,575,985
2.125% 7/31/24	7,076,000	6,842,713
2.125% 9/30/24	17,000	16,400
2.125% 11/30/24	37,262,000	35,857,397
2.125% 5/15/25	32,159,000	30,767,118
2.25% 12/31/23	1,861,000	1,828,214
2.25% 1/31/24	3,671,000	3,597,150
2.25% 4/30/24	29,000	28,221
2.25% 10/31/24	2,533,000	2,444,246
2.25% 11/15/24	31,103,000	29,998,601
2.25% 12/31/24	2,818,000	2,712,985
2.25% 11/15/25	34,438,000	32,865,421
2.25% 8/15/27	26,750,000	25,079,170
2.25% 11/15/27	3,650,000	3,414,604
2.375% 8/15/24	32,374,000	31,387,605
2.5% 4/30/24	4,100,000	3,999,102
2.5% 5/15/24	24,000	23,382
2.5% 1/31/25	2,729,000	2,635,617
2.5% 3/31/27	35,100,000	33,338,145
2.625% 12/31/23	14,000	13,787
2.625% 4/15/25	49,000,000	47,357,735
2.625% 12/31/25	1,150,000	1,106,965
2.625% 1/31/26	50,950,000	49,027,433
2.625% 5/31/27	58,650,000	55,882,453
2.75% 11/15/23	33,000	32,622
2.75% 2/15/24	3,664,000	3,599,164
2.75% 2/28/25	36,148,000	35,050,852
2.75% 6/30/25	34,100,000	33,003,738
2.75% 4/30/27	15,400,000	14,749,711
2.75% 7/31/27	14,000,000	13,389,688
2.75% 2/15/28	29,900,000	28,526,469
2.875% 10/31/23	30,000	29,706
2.875% 11/30/23	675,000	667,063
2.875% 11/30/25	29,550,000	28,631,180
3% 6/30/24	28,300,000	27,659,934
3% 7/15/25	7,450,000	7,245,707
3.125% 8/15/25	30,400,000	29,642,375
3.125% 8/31/27	6,444,000	6,255,211
3.25% 8/31/24	26,450,000	25,902,402
3.25% 6/30/27	47,600,000	46,445,328
3.5% 1/31/28	67,400,000	66,483,781
3.875% 11/30/27	56,350,000	56,440,248
4% 12/15/25	26,650,000	26,542,775
4.125% 9/30/27	27,300,000	27,567,668
4.125% 10/31/27	28,100,000	28,389,781
4.5% 11/30/24	32,050,000	31,914,789

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,011,615,621)		3,884,660,789

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (b) (Cost $19,078,065)	19,074,250	19,078,065

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,030,693,686)	3,903,738,854
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,756,140)
NET ASSETS - 100.0%	3,899,982,714

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	10,146,929	169,522,061	160,590,925	129,209	-	-	19,078,065	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	201,134,716	18,927,609	220,062,325	8,608	-	-	-	0.0%
Total	211,281,645	188,449,670	380,653,250	137,817	-	-	19,078,065

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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